Commitments and Contingencies (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Feb. 05, 2018	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Embedded conversion feature amount							$ 296,000	$ 375,000
Loss on change in fair value of derivative liability							(276,100)
General administrative expenses							$ 13,227	$ 6,808
LandStar Inc. and Subsidiaries [Member]
Payment for development services		$ 37,262			$ 104,732
Loss on change in fair value of derivative liability		3,194,580			(3,168,020)
General administrative expenses		$ 514,058			1,714,372	$ 5,475
LandStar Inc. and Subsidiaries [Member] | Consulting Agreements [Member]
Payment for development services					200,000
LandStar Inc. and Subsidiaries [Member] | Equity Purchase Agreement [Member]
Description on agreement	(i) 24 months from the date on which the EPA was executed, or (ii) the date on which Blue Citi purchased the aggregate maximum purchase price of $10,000,000 pursuant to the EPA. The purchase price for the Company's shares of common stock to be paid by Blue Citi was 85% of the price of Company shares traded on the principal market of the Company's common stock pursuant to a specific time period and formula in the EPA.
Percentage of common stock price in principal market to be repaid for purchase price	85.00%
Embedded conversion feature amount				$ 1,500,000
Commitment Fee	$ 100,000
Number of commitment shares issued	28,571,429
Loss on change in fair value of derivative liability					1,500,000
General administrative expenses					$ 100,000
LandStar Inc. and Subsidiaries [Member] | Equity Purchase Agreement [Member] | Maximum [Member]
Purchase price of common stock	$ 10,000,000